segment information - Income before income taxes (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Income before income taxes
Operating revenues - external and other income	$ 4,946	$ 4,401	$ 9,910	$ 8,683
Goods and services purchased	1,790	1,637	3,593	3,231
Employee benefits expense	1,568	1,171	3,108	2,290
EBITDA	1,588	1,593	3,209	3,162	$ 6,453	$ 6,406	$ 6,540
Depreciation	598	536	1,238	1,087
Amortization of intangible assets	408	295	790	586
Operating income	582	762	1,181	1,489
Financing costs	323	97	643	276
Income before income taxes	259	665	538	1,213
TELUS technology solutions
Income before income taxes
Operating revenues - external and other income	4,227	3,733	8,439	7,375
EBITDA	1,457	1,417	2,910	2,817
Adjusted EBITDA less capital expenditures			1,678	1,053
Digitally-led customer experiences - TELUS International
Income before income taxes
Operating revenues - external and other income	896	797	1,824	1,556
EBITDA	131	176	299	345
Adjusted EBITDA less capital expenditures			284	290
Consolidated
Income before income taxes
Operating revenues - external and other income	4,946	4,401	9,910	8,683
EBITDA	1,588	1,593	3,209	3,162
Adjusted EBITDA less capital expenditures			1,962	1,343
Eliminations
Income before income taxes
Operating revenues - external and other income	(177)	$ (129)	(353)	(248)
EBITDA	$ 0		0	0
Adjusted EBITDA less capital expenditures			$ 0	$ 0